Summary of Significant Accounting Policies - Adoption of new accounting standards (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Summary of Significant Accounting Policies
Right of use asset	$ 2,075	$ 2,300
Lease liability	$ 2,074	$ 2,300